INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
INCOME TAXES

14.  INCOME TAXES

The effective income tax rates differ from the amount that would be computed by applying the combined federal and provincial statutory income tax rates to loss before income taxes.

The following table presents GFL’s income tax reconciliations for the periods indicated:

	December 31, 2021	December 31, 2020(1)
Loss before income taxes	$(712.8)	$(1,355.8)
Income tax recovery at the combined basic federal and provincial tax rate (26.5% in 2021; and 26.5% in 2020)	(188.9)	(359.3)
Decrease (increase) resulting from:
Permanent differences	72.1	120.0
Variance between combined Canadian tax rate and the tax rate applicable to U.S. earnings	(0.5)	(1.3)
De-recognition (recognition) of deferred income tax assets	4.4	(11.1)
Other	6.9	(1.7)
Income tax recovery	$(106.0)	$(253.4)

(1)

Subsequent to the original issuance of the December 31, 2020 annual consolidated financial statements, GFL determined the mark-to-market loss on Purchase Contracts should not be treated as a temporary difference for deferred income tax purposes. As a result, to correct this immaterial error, deferred income tax liabilities increased by $107.5 million to $573.5 million and income tax recovery decreased by $107.5 million to $253.4 million for the year ended December 31, 2020.

Deferred income taxes

Deferred income taxes represent the net tax effect of non-capital tax losses and temporary differences between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities.

The following table presents GFL’s deferred income tax assets and liabilities and their changes for the periods indicated:

						Recognized in
	Balance,	Acquisitions				other	Balance,
	December	via business	Foreign	Recognized	Recognized	comprehensive	December
	31, 2020	combinations	exchange	in equity	in net loss	loss	31, 2021
Deferred income tax assets
Non-capital loss carry forwards	$426.8	$0.5	$0.2	$—	$19.3	$—	$446.8
Landfill closures and post-closure obligations	179.9	(18.3)	(0.7)	—	17.2	—	178.1
Accrued liabilities	10.1	0.7	(1.1)	—	(8.5)	—	1.2
Other	106.0	18.6	(0.1)	2.1	7.6	—	134.2
	722.8	1.5	(1.7)	2.1	35.6	—	760.3
Deferred income tax liabilities
Property and equipment	671.2	130.7	(2.2)	—	(24.8)	—	774.9
Intangible assets	615.7	158.9	(1.0)	—	(61.9)	—	711.7
Cash flow hedges	9.8	—	—	—	(0.2)	(3.8)	5.8
Other	(0.4)	0.1	(0.5)	—	(7.4)	—	(8.2)
	1,296.3	289.7	(3.7)	—	(94.3)	(3.8)	1,484.2
Net deferred income tax liabilities	$573.5	$288.2	$(2.0)	$(2.1)	$(129.9)	$(3.8)	$723.9

Acquisitions via business combinations includes $75.9 million of measurement period adjustments to adjust previously reported purchase price allocations completed during prior years.

As at December 31, 2021, GFL had income tax losses of approximately $1,763.3 million ($1,754.0 million as at December 31, 2020) available to carry forward to reduce future years’ taxable income. If not utilized, these losses will begin to expire in 2025 and fully expire in 2041.

						Recognized in
	Balance,	Acquisitions				other	Balance,
	December	via business	Foreign	Recognized	Recognized	comprehensive	December
	31, 2019	combinations(1)	exchange	in equity	in net loss	loss	31, 2020
Deferred tax assets
Non-capital loss carry forwards	$216.3	$68.4	$(1.5)	$—	$143.6	$—	$426.8
Landfill closures and post-closure obligations	55.0	64.2	(0.7)	—	61.4	—	179.9
Accrued liabilities	2.5	6.1	—	—	1.5	—	10.1
Other	50.8	—	(0.4)	22.3	33.3	—	106.0
	324.6	138.7	(2.6)	22.3	239.8	—	722.8
Deferred tax liabilities
Property and equipment	383.4	212.1	(2.2)	—	77.9	—	671.2
Intangible assets	663.4	41.1	(4.2)	—	(84.6)	—	615.7
Cash flow hedges	14.9	—	—	—	—	(5.1)	9.8
Other	(3.3)	8.9	2.2	—	(8.2)	—	(0.4)
	1,058.4	262.1	(4.2)	—	(14.9)	(5.1)	1,296.3
Net deferred income tax liabilities	$733.8	$123.4	$(1.6)	$(22.3)	$(254.7)	$(5.1)	$573.5